Derivative Financial Instruments (Gains and Losses Information Related to Fair Value Hedges) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ 14,623	¥ (29,666)	¥ 801
Gains (losses) recorded in income- Hedged items	(18,224)	28,005	(1,112)
Gains (losses) recorded in income- Hedge ineffectiveness	0	0	0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(3,601)	(1,661)	(311)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	14,623	(29,666)	801
Gains (losses) recorded in income- Hedged items	(18,224)	28,005	(1,112)
Gains (losses) recorded in income- Hedge ineffectiveness	0	0	0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (3,601)	¥ (1,661)	¥ (311)